Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets

Note 5 - Prepaid expenses and other current assets:

Prepaid expenses and other current assets are comprised of the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Prepaid materials and supplies	$4,772	$3,675
Prepaid professional services	92	154
Other prepaid expenses and current assets	3,309	2,400
Total	$8,173	$6,229

3. Prepaid expenses and other current assets:

Prepaid expenses and other current assets are comprised of the following as of December 31, 2025:

2025
Deferred transaction costs	$1,806
Total	$1,806

Deferred transaction costs are costs incurred directly related to the reverse capitalization of the Business Combination and concurrent PIPE Financing and have been deferred to be applied against the proceeds upon closing. The costs were incurred by Old Xanadu, a related party, on behalf of the Company (see Note 9), and are expected to be deductible for tax purposes.